Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Disclosure of principal subsidiaries and their geographic location [Table Text Block]
Entity	Jurisdiction
Osisko Bermuda Limited	Bermuda
Barkerville Gold Mines Ltd.(i)	British Columbia
Coulon Mines Inc.	Canada
General Partnership Osisko James Bay	Québec
Osisko Mining (USA) Inc.	Delaware

(i) From November 21, 2019 (Note 7).

Disclosure of detailed Information about financial instruments [Table Text Block]
Category	Financial instrument

Financial assets at amortized cost	Bank balances and cash on hand
Short-term debt securities
Notes and loans receivable
Trade receivables
Interest and dividend income receivable
Amounts receivable from associates and other receivables
Reclamation deposits (term deposits)

Financial assets at fair value through profit or loss	Investments in derivatives and convertible debentures

Financial assets at fair value through other comprehensive income or loss	Investments in shares and equity instruments, other than in derivatives

Financial liabilities at amortized cost	Accounts payable and accrued liabilities
Liability component of convertible debentures
Borrowings under revolving credit facilities

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]	Leasehold improvements Lease term Furniture and office equipment 3-5 years Exploration equipment and facilities 3-20 years Mining plant and equipment (development) 5-20 years